Financial Instruments - Summary of Impairment Losses on Financial Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	$ 72	$ 58	$ 19
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	26	20	8
Loans receivables and commitments in the financial services segment [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	42	31	11
Payment cycle receivables [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	5	6	5
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	(1)	1	3
Time deposits [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	$ 0	$ 0	$ (8)